Supplemental Financial Information (Condensed Consolidated Statement of Cash Flows) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net cash provided by (used in) operating activities	$ 1,637	$ 1,525
Investing activities
Additions to property, plant and equipment	(2,623)	(2,495)
Net purchase of investments subject to significant influence, inclusive of acquisition costs		(3)
Proceeds on disposal of assets significant influence and held-for-trading common shares	1,401	875
Other investing activities	(2)	3
Other investing activities		6
Net cash provided by (used in) investing activities	(1,224)	(1,617)
Financing activities
Change in short-term debt, net	96	413
Proceeds from long-term debt, net of issuance costs	428	1,066
Retirement of long-term debt	(513)	(1,103)
Net repayments under committed credit facilities	(203)	(118)
Issuance of common and preferred stock	285	203
Dividends paid	(454)	(423)
Other financing activities	(11)	(24)
Net cash provided by (used in) financing activities	(372)	14
Effect of exchange rate changes on cash, cash equivalents, restricted cash and assets held for sale	(61)	(20)
Net increase (decrease) in cash, cash equivalents, restricted cash and assets held for sale	(20)	(98)
Cash, cash equivalents, restricted cash, and assets held for sale, beginning of year	274	372
Cash, cash equivalents, restricted cash and assets held for sale, end of the year	254	274
Cash, cash equivalents, and restricted cash, beginning of year	274	372
Cash, cash equivalents, and restricted cash, end of year		274
Eliminations
Operating activities
Net cash provided by (used in) operating activities	(527)	(20)
Investing activities
Additions to property, plant and equipment	0	0
Net purchase of investments subject to significant influence, inclusive of acquisition costs		0
Proceeds on disposal of assets significant influence and held-for-trading common shares	0	0
Other investing activities	(795)
Other investing activities		(960)
Net cash provided by (used in) investing activities	(795)	(960)
Financing activities
Change in short-term debt, net	0	0
Proceeds from long-term debt, net of issuance costs	(174)	520
Retirement of long-term debt	279	17
Net repayments under committed credit facilities	28	(28)
Issuance of common and preferred stock	191	562
Dividends paid	525	157
Other financing activities	473	(248)
Net cash provided by (used in) financing activities	1,322	980
Effect of exchange rate changes on cash, cash equivalents, restricted cash and assets held for sale	0	0
Net increase (decrease) in cash, cash equivalents, restricted cash and assets held for sale	0	0
Cash, cash equivalents, restricted cash, and assets held for sale, beginning of year	0
Cash, cash equivalents, restricted cash and assets held for sale, end of the year	0	0
Cash, cash equivalents, and restricted cash, beginning of year	0	0
Cash, cash equivalents, and restricted cash, end of year		0
Emera Inc. | Reportable Legal Entities
Operating activities
Net cash provided by (used in) operating activities	365	133
Investing activities
Additions to property, plant and equipment	(1)	(2)
Net purchase of investments subject to significant influence, inclusive of acquisition costs		0
Proceeds on disposal of assets significant influence and held-for-trading common shares	0	0
Other investing activities	(118)
Other investing activities		(402)
Net cash provided by (used in) investing activities	(119)	(404)
Financing activities
Change in short-term debt, net	(6)	399
Proceeds from long-term debt, net of issuance costs	0	0
Retirement of long-term debt	0	(225)
Net repayments under committed credit facilities	(82)	146
Issuance of common and preferred stock	285	203
Dividends paid	(454)	(423)
Other financing activities	(18)	(1)
Net cash provided by (used in) financing activities	(275)	99
Effect of exchange rate changes on cash, cash equivalents, restricted cash and assets held for sale	18	147
Net increase (decrease) in cash, cash equivalents, restricted cash and assets held for sale	(11)	(25)
Cash, cash equivalents, restricted cash, and assets held for sale, beginning of year	1
Cash, cash equivalents, restricted cash and assets held for sale, end of the year	(10)	1
Cash, cash equivalents, and restricted cash, beginning of year	(5)	20
Cash, cash equivalents, and restricted cash, end of year		(5)
Subsidiary Issuer | Reportable Legal Entities
Operating activities
Net cash provided by (used in) operating activities	36	33
Investing activities
Additions to property, plant and equipment	0	0
Net purchase of investments subject to significant influence, inclusive of acquisition costs		0
Proceeds on disposal of assets significant influence and held-for-trading common shares	0	0
Other investing activities	265
Other investing activities		595
Net cash provided by (used in) investing activities	265	595
Financing activities
Change in short-term debt, net	0	0
Proceeds from long-term debt, net of issuance costs	0	0
Retirement of long-term debt	0	(664)
Net repayments under committed credit facilities	0	0
Issuance of common and preferred stock	(241)	0
Dividends paid	(66)	0
Other financing activities	(4)	0
Net cash provided by (used in) financing activities	(311)	(664)
Effect of exchange rate changes on cash, cash equivalents, restricted cash and assets held for sale	(8)	(3)
Net increase (decrease) in cash, cash equivalents, restricted cash and assets held for sale	(18)	(39)
Cash, cash equivalents, restricted cash, and assets held for sale, beginning of year	19
Cash, cash equivalents, restricted cash and assets held for sale, end of the year	1	19
Cash, cash equivalents, and restricted cash, beginning of year	19	58
Cash, cash equivalents, and restricted cash, end of year		19
Guarantor Subsidiaries | Reportable Legal Entities
Operating activities
Net cash provided by (used in) operating activities	1,277	1,100
Investing activities
Additions to property, plant and equipment	(2,150)	(1,973)
Net purchase of investments subject to significant influence, inclusive of acquisition costs		(3)
Proceeds on disposal of assets significant influence and held-for-trading common shares	1,401	818
Other investing activities	546
Other investing activities		774
Net cash provided by (used in) investing activities	(203)	(384)
Financing activities
Change in short-term debt, net	107	(9)
Proceeds from long-term debt, net of issuance costs	173	(6)
Retirement of long-term debt	(705)	(65)
Net repayments under committed credit facilities	8	(11)
Issuance of common and preferred stock	(3)	(620)
Dividends paid	(80)	(19)
Other financing activities	(494)	138
Net cash provided by (used in) financing activities	(994)	(592)
Effect of exchange rate changes on cash, cash equivalents, restricted cash and assets held for sale	(70)	(141)
Net increase (decrease) in cash, cash equivalents, restricted cash and assets held for sale	10	(17)
Cash, cash equivalents, restricted cash, and assets held for sale, beginning of year	87
Cash, cash equivalents, restricted cash and assets held for sale, end of the year	97	87
Cash, cash equivalents, and restricted cash, beginning of year	87	104
Cash, cash equivalents, and restricted cash, end of year		87
Non-guarantor Subsidiaries | Reportable Legal Entities
Operating activities
Net cash provided by (used in) operating activities	486	279
Investing activities
Additions to property, plant and equipment	(472)	(520)
Net purchase of investments subject to significant influence, inclusive of acquisition costs		0
Proceeds on disposal of assets significant influence and held-for-trading common shares	0	57
Other investing activities	100
Other investing activities		(1)
Net cash provided by (used in) investing activities	(372)	(464)
Financing activities
Change in short-term debt, net	(5)	23
Proceeds from long-term debt, net of issuance costs	429	552
Retirement of long-term debt	(87)	(166)
Net repayments under committed credit facilities	(157)	(225)
Issuance of common and preferred stock	53	58
Dividends paid	(379)	(138)
Other financing activities	32	87
Net cash provided by (used in) financing activities	(114)	191
Effect of exchange rate changes on cash, cash equivalents, restricted cash and assets held for sale	(1)	(23)
Net increase (decrease) in cash, cash equivalents, restricted cash and assets held for sale	(1)	(17)
Cash, cash equivalents, restricted cash, and assets held for sale, beginning of year	167
Cash, cash equivalents, restricted cash and assets held for sale, end of the year	166	167
Cash, cash equivalents, and restricted cash, beginning of year	$ 173	190
Cash, cash equivalents, and restricted cash, end of year		$ 173